Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	$ 19,045	$ 8,971
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	29	145
Depreciation expense	9,712	8,797
Amortization of intangibles	1,744	2,005
Amortization of grants	(59)	(29)
Share compensation expense	2,394	2,431
Deferred taxes	(1,447)	(3,969)
Changes in assets and liabilities:
Decrease in accounts receivable	28,841	12,126
Decrease in unbilled revenue	1,230	13,683
(Increase) /decrease in other receivables	(5,723)	32
Decrease in prepayments and other current assets	665	2,935
Increase in other non current assets	(489)	(115)
Increase in payments on account	3,179	17,057
Increase/(decrease) in other current liabilities	9,994	(4,948)
Decrease in other non-current liabilities	(1)	(924)
(Decrease)/increase in income taxes payable	(166)	2,444
Increase in accounts payable	423	5
Net cash provided by operating activities	69,371	60,646
Cash flows from investing activities:
Purchase of property, plant and equipment	(9,392)	(6,511)
Purchase of subsidiary undertakings	(51,897)	(48,563)
Cash acquired with subsidiary undertakings	1,039	2,899
Purchase of short term investments	(22,274)	(27,480)
Sale of short term investments	39,071	5,718
Change in restricted cash, net	(3,750)
Net cash used in investing activities	(47,203)	(73,937)
Cash flows from financing activities:
Proceeds from exercise of share options	4,862	814
Share issuance costs	(59)	(9)
Tax benefit from the exercise of share options	251	392
Repurchase of ordinary shares		(1,416)
Share repurchase costs		(18)
Drawdown of bank credit lines and loan facilities		20,000
Net cash provided by financing activities	5,054	19,763
Effect of exchange rate movements on cash	(3,892)	3,136
Net increase in cash and cash equivalents	23,330	9,608
Cash and cash equivalents at beginning of period	114,047	119,237
Cash and cash equivalents at end of period	$ 137,377	$ 128,845